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[MetLife Letterhead]


Metropolitan Tower Life Insurance Company
200 Park Avenue
New York, NY 10166-0005


ROBIN WAGNER
Assistant General Counsel
Legal Affairs
Phone: 212-578-9071

September 4, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Metropolitan Tower Separate Account One and
       Metropolitan Tower Separate Account Two
       File Nos. 811-03617 and 811-04189

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2019 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Metropolitan Tower Separate Account One and Metropolitan Tower Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183; and

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.
Assistant General Counsel
Metropolitan Tower Life Insurance Company